Statement of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Balance, beginning at Dec. 31, 2013	$ (91,288)		$ 19,693		$ (110,983)
Balance, beginning (in shares) at Dec. 31, 2013		171,000
Recapitalization	90,120	$ 2	90,120
Recapitalization (in shares)		2,040,000
Gain on extinguishment of convertible debt	378		378
Restricted stock units forfeited (in shares)		(1,000)
Exercise of incentive stock options	2		2
Exercise of incentive stock options (in shares)		1,000
Reclass of preferred stock warrant liabilities to equity	2		2
Employee stock-based compensation expense	70		70
Net loss	(15,036)				(15,036)
Balance, ending at Dec. 31, 2014	(15,752)	$ 2	110,265		(126,019)
Balance, ending (in shares) at Dec. 31, 2014		2,211,000
Conversion of convertible preferred stock to common stock	41,880	$ 7	41,873
Conversion of convertible preferred stock to common stock (in shares)		6,916,000
Issuance of common stock, net of costs	78,771	$ 6	78,765
Issuance of common stock, net of costs (in shares)		6,325,000
Issuance of common stock under employee share plans and awards	63		63
Issuance of common stock under employee share plans and awards (in shares)		10,000
Employee stock-based compensation expense	1,343		1,343
Unrealized gains (losses) on marketable securities	3			$ 3
Net loss	(22,818)				(22,818)
Balance, ending at Dec. 31, 2015	83,490	$ 15	232,309	3	(148,837)
Balance, ending (in shares) at Dec. 31, 2015		15,462,000
Issuance of common stock, net of costs	20		20
Issuance of common stock, net of costs (in shares)		20,000
Issuance of common stock under employee share plans and awards	146	$ 1	145
Issuance of common stock under employee share plans and awards (in shares)		84,000
Employee stock-based compensation expense	3,263		3,263
Unrealized gains (losses) on marketable securities	(20)			(20)
Net loss	(31,463)				(31,463)
Balance, ending at Dec. 31, 2016	55,436	$ 16	235,737	(17)	(180,300)
Balance, ending (in shares) at Dec. 31, 2016		15,566,000
Issuance of common stock, net of costs (in shares)		20,000
Employee stock-based compensation expense	2,697		2,697
Issuance of common stock under restricted stock unit awards (in shares)		90,000
Unrealized gains (losses) on marketable securities	3			3
Net loss	(8,916)				(8,916)
Balance, ending at Mar. 31, 2017	$ 49,220	$ 16	$ 238,434	$ (14)	$ (189,216)
Balance, ending (in shares) at Mar. 31, 2017		15,656,000